Label	Element	Value
Adalta International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Adalta International Fund (the "Fund") seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the equity securities of non-U.S. companies of any size, including those located in emerging markets. The location of companies in which the Fund invests will be determined by a company's country of incorporation, the location of the securities exchange on which a company is principally traded, or the location from which a company derives the majority of its revenues. For the purposes of the primary investment policy, equity securities include common stock, sponsored American Depositary Receipts ("ADRs") and securities convertible into common stock. The Adviser focuses on those equity securities that the Adviser believes have above average earnings or revenue growth and/or potential price appreciation. The Fund also invests in companies that the Adviser believes are experiencing growth but whose growth the Adviser believes has not been recognized by the market.

The Fund limits its investments in any one country to 25% of its total assets. The Fund may also invest in pooled investment vehicles, including private equity funds and investment companies, which the Adviser believes provide similar earnings, revenue or growth potential as the equity securities in which the Fund principally invests. The Fund may invest up to 10% of its total assets in limited liability companies ("LLCs") and limited partnerships ("LPs") which are not exchange traded.

The Fund may hedge its foreign currency exposure versus the U.S. dollar by employing forward foreign currency contracts when the Adviser believes the Fund's exposure to a foreign currency will detract from the value of an investment, as measured in U.S. dollars.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser also studies political and economic developments in foreign countries in order to determine which countries may offer the best investment opportunities. The Adviser seeks to purchase the securities of well-managed companies at prices that are below intrinsic value. The Adviser may sell a security if, in its judgment, an issuer experiences a decline in its financial condition, an erosion in profits, earnings or cash flow, or becomes overvalued. The Adviser may also consider the issuer's weighting in the portfolio and any trends in inflation or interest rates. The Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify investments it views as appropriate for the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund limits its investments in any one country to 25% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Brexit Investment Risk. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the Euro as a currency, the value of investments tied to those countries or the Euro could decline significantly and unpredictably.  Any such event could have a material adverse impact on the value and risk profile of the Fund's portfolio.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments. Currency exchange rates can be very volatile, changing quickly and unpredictably. Therefore, the value of an investment in the Fund may also change quickly and unpredictably.

Currency Hedging Risk. Although the Fund may attempt to minimize the impact on the value of Fund shares of changes in the value of foreign currencies against the U.S. dollar, these strategies may not be successful. The currency hedging activity carried out by the Fund may result in lower returns when the local currency appreciates relative to the U.S. dollar. In addition, the Fund's exposure to foreign currencies may not be fully hedged at all times.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund's equity holdings, which include common stocks, sponsored ADRs and securities convertible into common stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Portfolio Risk. The Fund may hold significant amounts of securities issued by a single issuer which may have a disproportionate impact on the Fund's NAV and total return.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Forward Foreign Currency Contract Risk. Entering into forward foreign currency contracts will generate profits or losses for the Fund based on movements in the currencies in which the contracts are denominated. Forward contracts are subject to counterparty risk.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Private Fund Risk. Investments in private investment funds may involve a high degree of risk. A shareholder will also bear fees and expenses charged by the underlying funds, which may be significant. In addition, private fund securities are typically illiquid and difficult to value. Private funds may pay their managers performance fees, which may create an incentive for their managers to make speculative investments.

Registered Investment Company Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.

Sector Risk. The Fund may invest a higher percentage of its total assets in one or more sectors. Negative developments affecting those sectors may result in greater market risk to the Fund than to a fund that is not weighted in those sectors.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. The Fund's investments in value securities are subject to the risk that they may remain undervalued for a given period or never realize their full value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund from year to year. The table shows how the Fund's average annual returns for one, five, and ten years compare to certain broad based indices. Updated performance information is available by calling (844) 284-9829 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 284-9829
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2016 was 2.14%.

During the period shown, the highest return for a quarter was 23.52% for the quarter ended June 30, 2009, and the lowest return was -19.32% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Adalta International Fund | MSCI ACWI ex US® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Adalta International Fund | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Adalta International Fund | Adalta International Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,422
Annual Return 2006	rr_AnnualReturn2006	21.65%
Annual Return 2007	rr_AnnualReturn2007	9.22%
Annual Return 2008	rr_AnnualReturn2008	(36.86%)
Annual Return 2009	rr_AnnualReturn2009	28.54%
Annual Return 2010	rr_AnnualReturn2010	15.29%
Annual Return 2011	rr_AnnualReturn2011	(12.82%)
Annual Return 2012	rr_AnnualReturn2012	23.68%
Annual Return 2013	rr_AnnualReturn2013	3.09%
Annual Return 2014	rr_AnnualReturn2014	(2.22%)
Annual Return 2015	rr_AnnualReturn2015	(2.45%)
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Adalta International Fund | Adalta International Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.45%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	1.55%
Adalta International Fund | Adalta International Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	2.17%

[1]	Adalta Capital Management LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% through at least September 30, 2017 (the "Expense Cap"). Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.